Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Other financial assets
Financial assets at amortized cost	₩ 484,271	₩ 1,333,368
Financial assets at fair value through profit or loss	777,685	5,913
Financial assets at fair value through other comprehensive income	326,157
Available-for-sale financial assets		380,953
Derivative used for hedging	29,843	7,389
Less: Non-current	(623,176)	(754,992)	₩ (664,726)
Current	994,780	972,631	720,555
Other financial liabilities
Financial liabilities at amortized cost	99,330	87,669
Financial liabilities at fair value through profit or loss	7,758	5,051
Derivatives used for hedging	57,308	93,771
Less: Non-current	(163,454)	(149,267)	(108,431)
Current	₩ 942	₩ 37,224	₩ 233